INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
INVESTMENTS.
Schedule of activity related to Investments

		NRO
	LOB Group,	Management,	SoCal Hemp	ICANN,		5042 Venice,	Lompoc TIC,
	Inc.	LLC	JV, LLC	LLC	F/ELD	LLC	LLC	TOTAL
Fair Value as of December 31, 2019	$2,865,896	$2,455,966	$186,707	$—	$2,815,130	$2,245,863	$381,315	$10,950,877
Additions	—	—	2,987,062	2,045,309	—	—	—	5,032,371
Distribution	—	—	—	—	—	(263,656)	(76,482)	(340,138)
Disposition Due to Acquisition	—	—	—	—	(2,815,130)	—	—	(2,815,130)
(Loss) Gain on Equity Method Investments	(56,484)	(119,253)	(2,114,991)	—	—	240,488	(75,872)	(2,126,112)
Fair Value as of December 31, 2020	$2,809,412	$2,336,713	$1,058,778	$2,045,309	$—	$2,222,695	$228,961	$10,701,868
Additions	—	—	701,254	—	—		86,248	787,502
Distributions	—	—	—	—		(243,880)	(96,900)	(340,780)
Reclass of Investment for Acquisition	—	—	—	(2,045,309)	—	—	—	(2,045,309)
Impairment	—	—	(817,875)	—	—	—	—	(817,875)
(Loss) Gain on Equity Method Investments	(48,271)	(317,764)	(942,157)	—	—	242,705	(23,560)	(1,089,047)
Fair Value as of December 31, 2021	$2,761,141	$2,018,949	$—	$—	$—	$2,221,520	$194,749	$7,196,359